Cover	Jun. 17, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 17, 2026
Entity File Number	333-248430
Entity Registrant Name	VS TRUST
Entity Central Index Key	0001793497
Entity Tax Identification Number	84-6704517
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2000 PGA Boulevard
Entity Address, Address Line Two	Suite 4440
Entity Address, City or Town	Palm Beach Gardens
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33408
City Area Code	866
Local Phone Number	261-0273
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	2x Long VIX Futures ETF
Trading Symbol	UVIX
Security Exchange Name	CboeBZX
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true